PROPERTY, PLANT AND EQUIPMENT - Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee
Right-of-use assets	$ 221	$ 245
Depreciation/impairment expense	(55)	(57)
Lessor
Assets subject to operating leases	2,480	2,743
Assets subject to operating leases
Lessor
Assets subject to operating leases	5
Land
Lessee
Right-of-use assets	1	1
Depreciation/impairment expense	0	0
Land | Assets subject to operating leases
Lessor
Assets subject to operating leases	0
Buildings
Lessee
Right-of-use assets	190	215
Depreciation/impairment expense	(30)	(32)
Buildings | Assets subject to operating leases
Lessor
Assets subject to operating leases	0
Machinery and equipment
Lessee
Right-of-use assets	30	29
Depreciation/impairment expense	(25)	$ (25)
Machinery and equipment | Assets subject to operating leases
Lessor
Assets subject to operating leases	$ 5